Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	As of December 31,
	2018	2019
	RMB	RMB
Building	12,317	12,317
Office equipment, furniture and fixtures	129,848	131,878
Motor vehicles	10,292	11,228
Leasehold improvements	14,284	24,386
Total	166,741	179,809
Less: Accumulated depreciation	(128,807)	(139,003)
Property, plant and equipment, net	37,934	40,806